Leases - Summary of future minimum lease payments under non-cancellable operating lease agreements (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2023	¥ 27,920,170
2024	17,433,055
2025 and thereafter	5,075,224
Total undiscounted cash flows	50,428,449
Less: imputed interest	3,377,712
Total	47,050,737		¥ 61,695,586
Lease liabilities due within one year	27,479,158	$ 3,984,103	30,417,376
Lease liabilities	¥ 19,571,579	$ 2,837,612	¥ 31,278,210